UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bank Global Fund Services
777 East Wisconsin Ave., 6th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/2024

Date of reporting period: 08/31/2024

Item 1. Reports to Stockholders.

(a)

ATAC Rotation Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 ATAC Rotation Fund Ticker: ATACX - Investor Class

This annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.atacfunds.com. You can also request this information by contacting us at 855-ATACFUND (855-282-2386) or by contacting the Fund at ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Rotation Fund - Investor Class	$212	1.84%

Cumulative Performance

(Initial Investment of $10,000)

ATAC Rotation Fund - Investor Class
S&P 500® Total Return Index
Lipper Flexible Portfolio Fund Total Return Index
35,000
30,000
25,000
20,000
15,000
10,000
5,000
$33,882
$18,271
$16,228
8/31/14
4/30/16
12/31/17
8/31/19
4/30/21
12/31/22
8/31/24

Annual Performance

Annualized Returns for the Periods Ended August 31, 2024	1 Year	5 Year	10 Year
ATAC Rotation Fund - Investor Class	30.81%	5.36%	4.96%
S&P 500® Index	27.14%	15.92%	12.98%
Lipper Flexible Portfolio Fund Index	14.32%	7.98%	6.21%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.atacfunds.com for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund returned 30.81% for the fiscal year ended August 31, 2024 vs. 27.14% for the S&P 500® Index. The Fund’s investments rotate between U.S. Treasuries and small-caps/large-caps/emerging markets depending on the potential for near-term volatility. During the reporting period, the financial markets were affected by both Fed monetary policy expectations and the view that inflation rates were normalizing. Returns for stocks and bonds were mixed and the positive correlation within these two asset classes presented some challenges for risk management.

What Factors Influenced Performance

To be effective, risk rotation strategies need the appropriate expression of risk-off behavior (Treasuries) to maximize the opportunity for outperformance. In many cases, Treasuries underperformed as stocks underperformed and that prevented some risk mitigation that the Fund is designed to provide. Leveraged exposure to equities in risk-on environments where market gains broadened out proved particularly advantageous.

Positioning

Top Contributors:

The use of leverage when investing in large-caps

Top Detractors:

Underperformance of small-caps and emerging markets during risk-on cycles.

Positioning in long-term Treasuries

ATAC Rotation Fund Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2024)

Fund Size (Millions)	$56.8
Number of Holdings	6
Total Advisory Fee Paid	$414,119
Annual Portfolio Turnover	2,155%

What did the Fund invest in?

(as of August 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets.

Top Holdings	(% of net assets)
iShares Core S&P Small-Cap Fund	34.6
Schwab U.S. Small-Cap Fund	24.7
iShares Russell 2000 Fund	14.8
Direxion Daily Small Cap Bull 3x Fund	14.7
SPDR Portfolio S&P 600 Small Cap Fund	9.9

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distributor: Foreside Fund Services, LLC

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.atacfunds.com.

ATAC Rotation Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2024 ATAC Rotation Fund Ticker: ATCIX - Institutional Class

This annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.atacfunds.com. You can also request this information by contacting us at 855-ATACFUND (855-282-2386) or by contacting the Fund at ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Rotation Fund - Institutional Class	$184	1.59%

Cumulative Performance

(Initial Investment of $25,000)

ATAC Rotation Fund - Institutional Class
S&P 500® Index
Lipper Flexible Portfolio Fund Index
60,000
55,000
50,000
45,000
40,000
35,000
30,000
25,000
20,000
$59,272
$38,840
$33,524
3/26/18
3/31/19
4/30/20
5/31/21
6/30/22
7/31/23
8/31/24

Annual Performance

Annualized Returns for the Periods Ended August 31, 2024	1 Year	5 Year	Since Inception (3/26/2018)
ATAC Rotation Fund - Institutional Class	31.11%	5.62%	4.67%
S&P 500® Index	27.14%	15.92%	14.36%
Lipper Flexible Portfolio Fund Index	14.32%	7.98%	7.09%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.atacfunds.com for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund returned 31.11% for the fiscal year ended August 31, 2024 vs. 27.14% for the S&P 500® Index. The Fund’s investments rotate between U.S. Treasuries and small-caps/large-caps/emerging markets depending on the potential for near-term volatility. During the reporting period, the financial markets were affected by both Fed monetary policy expectations and the view that inflation rates were normalizing. Returns for stocks and bonds were mixed and the positive correlation within these two asset classes presented some challenges for risk management.

What Factors Influenced Performance

To be effective, risk rotation strategies need the appropriate expression of risk-off behavior (Treasuries) to maximize the opportunity for outperformance. In many cases, Treasuries underperformed as stocks underperformed and that prevented some risk mitigation that the Fund is designed to provide. Leveraged exposure to equities in risk-on environments where market gains broadened out proved particularly advantageous.

Positioning

Top Contributors:

The use of leverage when investing in large-caps

Top Detractors:

Underperformance of small-caps and emerging markets during risk-on cycles.

Positioning in long-term Treasuries

ATAC Rotation Fund Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2024)

Fund Size (Millions)	$56.8
Number of Holdings	6
Total Advisory Fee Paid	$414,119
Annual Portfolio Turnover	2,155%

What did the Fund invest in?

(as of August 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets.

Top Holdings	(% of net assets)
iShares Core S&P Small-Cap Fund	34.6
Schwab U.S. Small-Cap Fund	24.7
iShares Russell 2000 Fund	14.8
Direxion Daily Small Cap Bull 3x Fund	14.7
SPDR Portfolio S&P 600 Small Cap Fund	9.9

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distributor: Foreside Fund Services, LLC

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.atacfunds.com.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 08/31/2024	FYE 08/31/2023
( a ) Audit Fees	$16,000	$15,250
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$3,500	$3,500
( d ) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 08/31/2024	FYE 08/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 08/31/2024	FYE 08/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ATAC Rotation Fund
Investor Class (ATACX)
Institutional Class (ATCIX)

Core Financial Statements
August 31, 2024

ATAC ROTATION FUND
SCHEDULE OF INVESTMENTS
August 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS – 98.7%

DOMESTIC EQUITY – 98.7%
Direxion Daily Small Cap Bull 3x Fund	189,639	$8,383,940
iShares Core S&P Small-Cap Fund (a)	168,770	19,661,705
iShares Russell 2000 Fund	38,243	8,416,520
Schwab U.S. Small-Cap Fund	274,677	14,041,488
SPDR Portfolio S&P 600 Small Cap Fund	123,996	5,613,299
TOTAL EXCHANGE TRADED FUNDS (Cost $56,140,492)		56,116,952

SHORT-TERM INVESTMENTS – 1.5%

MONEY MARKET FUNDS – 1.5%
First American Government Obligations Fund – Class X, 5.22% (b)	832,574	832,574
TOTAL SHORT-TERM INVESTMENTS (Cost $832,574)		832,574

TOTAL INVESTMENTS - 100.2% (Cost $56,973,066)		56,949,526
Liabilities in Excess of Other Assets – (0.2)%		(117,235)
TOTAL NET ASSETS – 100.0%		$56,832,291

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

ATAC ROTATION FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2024

ASSETS:
Investments, at value:
Unaffiliated issuers (Cost: $56,973,066)	$56,949,526
Receivable for capital shares sold	351
Dividends & interest receivable	1,560
Prepaid expenses	634
Total assets	56,952,071

LIABILITIES:
Payable to investment adviser	26,776
Payable for capital shares redeemed	15,212
Payable for fund administration & accounting fees	22,040
Payable for compliance fees	2,498
Payable for transfer agent fees & expenses	16,845
Payable for custody fees	1,698
Payable for audit fees	21,002
Payable for interest expense	414
Accrued expenses	1,054
Accrued distribution fees	12,241
Total liabilities	119,780

NET ASSETS	$56,832,291

NET ASSETS CONSIST OF:
Paid-in capital	$99,319,407
Total accumulated loss	(42,487,116)
Net Assets	$56,832,291

Investor Class
Net Assets	$17,777,610
Shares issued and outstanding(1)	500,958
Net asset value, redemption price and offering price per share	$35.49

Institutional Class
Net Assets	$39,054,681
Shares issued and outstanding(1)	1,085,140
Net asset value, redemption price and offering price per share	$35.99

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

ATAC ROTATION FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2024

INVESTMENT INCOME:
Dividend income from:
Unaffiliated issuers	$1,398,499
Interest income	27,456
Total investment income	1,425,955

EXPENSES:
Investment adviser fees (See Note 4)	682,015
Transfer agent fees & expenses (See Note 4)	119,474
Fund administration & accounting fees (See Note 4)	117,908
Federal & state registration fees	56,786
Distribution fees – Investor Class (See Note 5)	42,295
Legal fees	29,058
Trustee fees (See Note 4)	22,592
Audit fees	19,500
Compliance fees (See Note 4)	15,001
Custody fees (See Note 4)	9,510
Other expenses	5,063
Insurance fees	2,697
Postage & printing fees	1,254
Total expenses before interest expense & waiver	1,123,153
Interest expense (See Note 10)	55,443
Total expenses before waiver	1,178,596
Less: waiver from investment adviser (See Note 4)	(267,896)
Net expenses	910,700

NET INVESTMENT INCOME	515,255

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Unaffiliated issuers	14,599,536
Affiliated issuers	(22,524)
Payment from Investment Adviser due to trade error	505,198
Net realized gain	15,082,210

Net change in unrealized appreciation/depreciation:
Unaffiliated issuers	(859,710)
Affiliated issuers	—
Net change in unrealized appreciation/depreciation on investments	(859,710)

Net realized and unrealized gain on investments	14,222,500

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,737,755

The accompanying notes are an integral part of these financial statements.

ATAC ROTATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2024	August 31, 2023
OPERATIONS:
Net investment income (loss)	$515,255	$(190,491)
Net realized gain (loss) on investment transactions	15,082,210	(12,013,794)
Net change in unrealized appreciation/depreciation on investments	(859,710)	5,645,212
Net increase (decrease) in net assets resulting from operations	14,737,755	(6,559,073)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,110,904	1,189,919
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(6,179,383)	(7,341,223)
Decrease in net assets resulting from Investor Class transactions	(5,068,479)	(6,151,304)
Institutional Class:
Proceeds from shares sold	2,844,116	9,585,008
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(13,335,620)	(28,201,615)
Decrease in net assets resulting from Institutional Class transactions	(10,491,504)	(18,616,607)
Net decrease in net assets resulting from capital share transactions	(15,559,983)	(24,767,911)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	—
Institutional Class	—	—
Total distributions to shareholders	—	—

TOTAL DECREASE IN NET ASSETS	(822,228)	(31,326,984)

NET ASSETS:
Beginning of year	57,654,519	88,981,503
End of year	$56,832,291	$57,654,519

The accompanying notes are an integral part of these financial statements.

ATAC ROTATION FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the years.

Investor Class	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		August 31,	August 31,	August 31,	August 31,
	2024		2023	2022	2021	2020
PER SHARE DATA(1):
Net asset value, beginning of year	$27.13		$30.14	$43.13	$47.60	$31.20

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.23		(0.13)	(0.20)	(0.21)	0.08
Net realized and unrealized
gains (losses) on investments(3)	8.13		(2.88)	(12.79)	1.76	16.59
Total from investment operations	8.36		(3.01)	(12.99)	1.55	16.67

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.03)	(0.27)
From net capital gains	—		—	—	(5.99)	—
Total distributions	—		—	—	(6.02)	(0.27)

Net asset value, end of year	$35.49		$27.13	$30.14	$43.13	$47.60

TOTAL RETURN	30.81	%(6)	-9.99%	-30.12%	2.49%	53.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$17.8		$18.3	$26.6	$84.5	$128.7

Ratio of expenses to average net assets(4):
Before expense waiver/recoupment	2.33%		2.37%	1.92%	1.77%	1.86%
After expense waiver/recoupment	1.84%		2.01%	1.80%	1.75%	1.74%

Ratio of expenses excluding interest expenses
to average net assets(4):
Before expense waiver/recoupment	2.23%		2.10%	1.86%	1.76%	1.86%
After expense waiver/recoupment	1.74%		1.74%	1.74%	1.74%	1.74%

Ratio of net investment income (loss)
to average net assets(4):
After expense waiver/recoupment	0.77%		(0.43)%	(0.51)%	(0.45)%	0.21%

Portfolio turnover rate(5)	2,155%		2,259%	2,610%	2,030%	1,785%

(1)	Per share data calculated using the average shares outstanding method.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Portfolio turnover disclosed is for the Fund as a whole.
(6)	Payment from investment adviser due to a trade error added 1.11% to this return (See Note 4).

The accompanying notes are an integral part of these financial statements.

ATAC ROTATION FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the years.

Institutional Class	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		August 31,	August 31,	August 31,	August 31,
	2024		2023	2022	2021	2020
PER SHARE DATA(1):
Net asset value, beginning of year	$27.45		$30.42	$43.41	$47.81	$31.32

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.31		(0.05)	(0.10)	(0.09)	0.18
Net realized and unrealized
gains (losses) on investments(3)	8.23		(2.92)	(12.89)	1.77	16.64
Total from investment operations	8.54		(2.97)	(12.99)	1.68	16.82

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.09)	(0.33)
From net capital gains	—		—	—	(5.99)	—
Total distributions	—		—	—	(6.08)	(0.33)

Net asset value, end of year	$35.99		$27.45	$30.42	$43.41	$47.81

TOTAL RETURN	31.11	%(6)	-9.76%	-29.92%	2.75%	54.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$39.1		$39.4	$62.3	$136.4	$142.9

Ratio of expenses to average net assets(4):
Before expense waiver/recoupment	2.08%		2.12%	1.68%	1.53%	1.64%
After expense waiver/recoupment	1.59%		1.77%	1.56%	1.50%	1.49%

Ratio of expenses excluding interest expenses
to average net assets(4):
Before expense waiver/recoupment	1.98%		1.84%	1.61%	1.52%	1.64%
After expense waiver/recoupment	1.49%		1.49%	1.49%	1.49%	1.49%

Ratio of net investment income (loss)
to average net assets(4):
After expense waiver/recoupment	1.02%		(0.18)%	(0.27)%	(0.20)%	0.46%

Portfolio turnover rate(5)	2,155%		2,259%	2,610%	2,030%	1,785%

(1)	Per share data calculated using the average shares outstanding method.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Portfolio turnover disclosed is for the Fund as a whole.
(6)	Payment from investment adviser due to a trade error added 1.13% to this return (See Note 4).

The accompanying notes are an integral part of these financial statements.

ATAC ROTATION FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The ATAC Rotation Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve absolute positive returns over time. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended August 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the year ended August 31, 2024, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended August 31, 2021.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income and expense or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

As of August 31, 2024, no such reclassifications were made.

ATAC ROTATION FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024 (Continued)

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (see Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the

ATAC ROTATION FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024 (Continued)

time at which the Fund determine their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund's NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Tidal Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$56,116,952	$—	$—	$56,116,952
Short-Term Investment	832,574	—	—	832,574
Total Investments	$56,949,526	$—	$—	$56,949,526

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. For its services, the Fund pays the Adviser a monthly management fee of 1.25% of the Fund’s average daily net assets up to $500 million, 1.15% of the Fund’s average daily net assets on the next $250 million, 1.05% of the Fund’s average daily net assets on the next $250 million, and 0.95% of the Fund’s average daily net assets in excess of $1 billion.

The Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding certain expenses such as taxes, leverage interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses) based upon the average daily net assets of the Fund not exceeding an annual rate of 1.74% and 1.49% of the Investor Class and Institutional Class, respectively.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expenses Limitation Agreement is indefinite in term, but cannot be terminated through at least December 29, 2024. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
September 2024 – August 2025	$195,953
September 2025 – August 2026	260,718
September 2026 – August 2027	267,896

ATAC ROTATION FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024 (Continued)

During the year ended August 31, 2024, the Fund had a trade error. The error was caused by the Adviser purchasing an incorrect number of shares on a security purchase, which the Fund corrected upon realization of the error. The security had appreciated since the error. This resulted in a lost opportunity to the Fund of $505,198, which was subsequently reimbursed to the Fund by the Adviser.

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended August 31, 2024, are disclosed in the Statements of Operations.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. For the year ended August 31, 2024, the Fund’s Investor Class incurred $42,295 for expenses pursuant to the Plan.

6.  CAPITAL SHARE TRANSACTIONS

	Year Ended	Year Ended
	August 31, 2024	August 31, 2023
Transactions in shares of the Fund were as follows:
Investor Class:
Shares sold	35,635	39,037
Shares issued to holders in reinvestment of distributions	—	—
Shares redeemed	(209,106)	(248,575)
Net decrease	(173,471)	(209,538)
Institutional Class:
Shares sold	95,091	324,081
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(443,865)	(939,554)
Net decrease	(348,774)	(615,473)
Net decrease in shares outstanding	(522,245)	(825,011)

ATAC ROTATION FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024 (Continued)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended August 31, 2024, were as follows:

U.S. Government Securities		Other
Purchases	Sales	Purchases	Sales
—	—	$1,181,609,562	$1,196,978,500

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at August 31, 2024, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Depreciation	Tax Cost
$15,813	$(39,353)	$(23,540)	$56,973,066

Any difference between book-basis and tax-basis unrealized appreciation (depreciation) would be attributable primarily to the tax deferral of losses on wash sales, and a net operating loss reclass.

At August 31, 2024, components of accumulated earnings on a tax-basis were as follows:

Undistributed		Other	Total
Ordinary	Net	Accumulated	Accumulated
Income	Depreciation	Loss	Loss
$515,255	$(23,540)	$(42,978,831)	$(42,487,116)

As of August 31, 2023, the Fund had a short-term capital loss carryover of $42,978,830. During the year ended August 31, 2024, the Fund utilized a short-term capital loss carryover of $14,066,707. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. The Fund deferred no post-October losses. The Fund did not defer any qualified late year losses.

The Fund did not pay a distribution for the years ended August 31, 2024 and August 31, 2023.

9.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the year ended August 31, 2024 with affiliated companies as so defined:

								Change in
					Value			Unrealized
	Beginning			Ending	August 31,	Dividend	Realized	Appreciation/
	shares	Additions	Reductions	Shares	2024	Income	Loss	Depreciation
Direxion Daily
Emerging Markets
Bull 3x Fund	—	$27,631,756	$(27,609,232)	—	$ —	$ —	$(22,524)	$ —

ATAC ROTATION FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024 (Continued)

10.  LINE OF CREDIT

The Fund established an unsecured line of credit (“LOC”) with U.S. Bank N.A. in the amount of $5,000,000, 10% of the gross market value of the Fund, or 33.33% of the gross market value of the unencumbered assets of the Fund, whichever is less. The LOC matures, unless renewed on July 18, 2025. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate, which was 8.50% as of August 31, 2024. The interest rate during the period was 8.50%. The weighted average interest rate paid on outstanding borrowings was 8.50%. The Fund has authorized the Custodian to charge any of the accounts of the Fund for any missed payments. Prior to July 19, 2024 the LOC had a maximum borrowing of $6,000,000.

The Fund also had a secured line of credit with Huntington National Bank for investment purposes with a maximum amount of $30,000,000 or 20% of the market value of the Fund’s collateral, whichever is less. This line matured on December 9, 2023 and was not renewed. Borrowings bear interest at the 1-month LIBOR rate plus 180 basis points. The interest rate was 7.13% on October 24, 2023, the last borrowing date. The weighted interest rate paid on outstanding borrowings was 7.13%. Collateral for all borrowing with this credit facility was held at the Custodian and is part of the Fund’s holdings.

For the year ended August 31, 2024, the Fund’s credit facility activity is as follows:

		Amount
Credit	Average	Outstanding as of	Interest	Service	Maximum	Maximum
Facility Agent	Borrowings	August 31, 2024	Expense	Charges	Borrowing	Borrowing Date
U.S. Bank N.A.	$149,467	$ —	$12,916	$ —	$ 1,525,000	November 20, 2023
Huntington Bank	579,508	—	42,029	220	10,100,000	October 4-24, 2023

11.  LEVERAGED ETFS

Leveraged ETFs are funds that rely on financial derivatives and/or debt (“leverage”) to amplify the investment return of an underlying index. The use of leverage will magnify the effect of any increase or decrease in the value of a Leveraged ETF’s portfolio. During the year ended August 31, 2024, the Fund invested in Leveraged ETFs.

12.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2024, UBS Wealth Management, for the benefit of its customers, held 36.6% of the Fund.

ATAC ROTATION FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of ATAC Rotation Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ATAC Rotation Fund (the “Fund”), a series of Managed Portfolio Series, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 30, 2024

ATAC ROTATION FUND
ADDITIONAL INFORMATION (UNAUDITED)
August 31, 2024

AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-282-2386.

AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-282-2386. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended August 31, 2024, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income as qualified dividend income was 0.00% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualified for the corporate dividends received deduction for the fiscal year ended August 31, 2024, was 0.00% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gains distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.

INVESTMENT ADVISER
Tidal Investments, LLC
234 West Florida Street, Suite 203
Milwaukee, WI 53204

DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-282-2386.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)
The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).  Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(5)
Change in the registrant’s independent public accountant.  Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	November 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	November 8, 2024

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date	November 8, 2024

* Print the name and title of each signing officer under his or her signature.